Earnings/(loss)per share - Summary of Computation of Earnings/(Loss) Per Share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic earnings/(loss) per share
Net income/(loss) attributable to owners of the parent	€ 1,138	€ (532)	€ (430)
Shares used in computation:
Weighted-average ordinary shares outstanding (in shares)	200,622,518	194,732,304	192,934,862
Basic earnings/(loss) per share attributable to owners of the parent (euro per share)	€ 5.67	€ (2.73)	€ (2.23)
Diluted earnings/(loss) per share
Net income/(loss) attributable to owners of the parent	€ 1,138	€ (532)	€ (430)
Fair value gains on dilutive Exchangeable Notes	0	0	(144)
Net earnings/(loss) used in the computation of diluted earnings/(loss) per share	€ 1,138	€ (532)	€ (574)
Shares used in computation:
Weighted-average ordinary shares outstanding (in shares)	200,622,518	194,732,304	192,934,862
Exchangeable Notes (in shares)	0	0	2,911,500
Stock options (in shares)	4,407,037	0	0
Restricted stock units (in shares)	1,939,539	0	0
Other contingently issuable shares (in shares)	21,275	0	0
Diluted weighted average ordinary shares (in shares)	206,990,369	194,732,304	195,846,362
Diluted earnings/(loss) per share attributable to owners of the parent (euro per share)	€ 5.50	€ (2.73)	€ (2.93)